FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Summary the maturity profile of financial liabilities and lease liabilities

December 31, 2022	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	824	—	—	—	824
Trade payables	—	20,326	—	—	20,326
Financial liabilities in other payables and accruals	—	6,749	—	—	6,749
Due to related companies	—	3,408	—	—	3,408
Due to the Shareholder	—	7,153	—	—	7,153
Lease liabilities	—	1,387	1,691	243	3,321
Interest-bearing loans and borrowings	—	6,729	29,005	71,197	106,931

Trade and other payables	824	45,752	30,696	71,440	148,712

December 31, 2023	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	100	—	—	—	100
Financial liabilities in other payables and accruals	—	7,864	—	—	7,864
Due to related companies	—	9,069	—	—	9,069
Due to the shareholder	—	85,673	—	—	85,673
Lease liabilities	—	366	—	—	366

	100	102,972	—	—	103,072

December 31, 2023	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Trade payables	14	—	—	—	14
Financial liabilities in other payables and accruals	—	1,111	—	—	1,111
Due to related companies	—	1,281	—	—	1,281
Due to the shareholder	—	12,103	—	—	12,103
Lease liabilities	—	52	—	—	52

	14	14,547	—	—	14,561